EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

11.EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	For the Six Months Ended June 30,
	2013	2014
Net loss attributed to holder of ordinary shares	$(60,065)	$(13,830)
Net loss adjusted for dilutive securities	(60,065)	(13,830)
Weighted-average number of common shares outstanding-basic and diluted	172,825,384	203,370,722
Basic loss per share	$(0.35)	$(0.07)
Diluted loss per share	$(0.35)	$(0.07)

Diluted earnings per share excludes 21,785,034 and 22,915,216 common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for six months ended June 30, 2013 and 2014, respectively, as their effect would have been anti-dilutive.